ALLIANCE
                              --------------------
                                VARIABLE PRODUCTS
                              --------------------
                                   SERIES FUND
                              --------------------
                              TECHNOLOGY PORTFOLIO
                              --------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

                           Investment Products Offered
                           ---------------------------
                           > Are Not FDIC Insured
                           > May Lose Value
                           > Are Not Bank Guaranteed
                           ---------------------------

TECHNOLOGY PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                     U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
EBay, Inc.                                  $ 22,451,022           4.9%
--------------------------------------------------------------------------------
First Data Corp.                              22,275,475           4.9
--------------------------------------------------------------------------------
Amdocs, Ltd.                                  22,100,040           4.9
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                         19,816,700           4.3
--------------------------------------------------------------------------------
DST Systems, Inc.                             19,375,155           4.3
--------------------------------------------------------------------------------
Microsoft Corp.                               18,104,000           4.0
--------------------------------------------------------------------------------
Dell Computer Corp.                           16,662,780           3.7
--------------------------------------------------------------------------------
Altera Corp.                                  15,348,250           3.4
--------------------------------------------------------------------------------
Sanmina Corp.                                 14,179,437           3.1
--------------------------------------------------------------------------------
Cisco Systems, Inc.                           13,491,660           3.0
--------------------------------------------------------------------------------
                                            $183,804,519          40.5%
--------------------------------------------------------------------------------

TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-91.7%
TECHNOLOGY-83.5%
COMMUNICATION
  EQUIPMENT-7.7%
CIENA Corp. (a)(b) .......................            162,300       $  6,167,400
Cisco Systems, Inc. (a) ..................            741,300         13,491,660
Juniper Networks, Inc. (a)  ..............            117,550          3,655,805
Nokia Corp. (ADR)
  (Finland) (a) ..........................            529,500         11,670,180
                                                                    ------------
                                                                      34,985,045
                                                                    ------------
COMPUTER HARDWARE/
  STORAGE-4.7%
Avocent Corp. (a) ........................            135,608          3,085,082
Dell Computer Corp. (a) ..................            637,200         16,662,780
Gateway, Inc. (a) ........................            101,700          1,672,965
                                                                    ------------
                                                                      21,420,827
                                                                    ------------
COMPUTER PERIPHERALS-0.1%
Handspring, Inc. (a) .....................             87,300            672,210
                                                                    ------------
COMPUTER SERVICES-15.9%
Concord EFS, Inc. (a) ....................            113,700          5,913,537
DST Systems, Inc. (a) ....................            367,650         19,375,155
Electronic Data Systems Corp. ............            179,600         11,225,000
Exult, Inc. (a) ..........................             75,400          1,285,570
First Data Corp. .........................            346,700         22,275,475
Fiserv, Inc. (a) .........................            159,850         10,227,203
Sapient Corp. (a) ........................            178,000          1,735,500
                                                                    ------------
                                                                      72,037,440
                                                                    ------------
CONTRACT MANUFACTURING-9.9%
Celestica, Inc. ..........................            131,600          6,777,400
DDi Corp. (a) ............................             66,700          1,334,000
Flextronics International, Ltd.
  (Singapore) (a) ........................            477,100         12,457,081
Plexus Corp. (a) .........................             38,000          1,254,000
Sanmina Corp. (a) ........................            605,700         14,179,437
Solectron Corp. (a) ......................            495,700          9,071,310
                                                                    ------------
                                                                      45,073,228
                                                                    ------------
INTERNET INFRASTRUCTURE-5.0%
EBay, Inc. (a) ...........................            327,800         22,451,022
                                                                    ------------
SEMI-CONDUCTOR CAPITAL
  EQUIPMENT-6.7%
Applied Materials, Inc. (a) ..............            207,800         10,202,980
KLA-Tencor Corp. (a) .....................            211,900         12,389,793
Teradyne, Inc. (a) .......................            232,100          7,682,510
                                                                    ------------
                                                                      30,275,283
                                                                    ------------
SEMI-CONDUCTOR
  COMPONENTS-10.8%
Altera Corp. (a) .........................            529,250         15,348,250
Applied Micro Circuits Corp. (a) .........             84,200          1,448,240
Intel Corp. ..............................            170,400          4,984,200
Micron Technology, Inc. (a) ..............            280,500         11,528,550
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR) (Taiwan) .........................            172,340          2,617,845
Xilinx, Inc. (a) .........................            315,800         13,023,592
                                                                    ------------
                                                                      48,950,677
                                                                    ------------
SOFTWARE-22.7%
Amdocs, Ltd. (Guernsey)(a)  ..............            410,400         22,100,040
BEA Systems, Inc. (a) ....................            203,500          6,249,485
Electronic Arts, Inc. (a) ................            120,600          6,982,740
I2 Technologies, Inc. (a) ................            230,500          4,563,900
Informatica Corp. (a) ....................            115,900          2,012,024
Macrovision Corp. (a) ....................             95,700          6,555,450
Mercury Interactive Corp. (a) ............             66,100          3,959,390
Microsoft Corp. (a) ......................            248,000         18,104,000
Oracle Corp. (a) .........................            493,500          9,376,500
PeopleSoft, Inc. (a) .....................            119,000          5,858,370
Rational Software Corp. (a) ..............            232,200          6,513,210
Siebel Systems, Inc. (a) .................             82,400          3,864,560
VERITAS Software Corp. (a)  ..............             93,400          6,213,902
Vitria Technology, Inc. ..................            173,000            595,120
                                                                    ------------
                                                                     102,948,691
                                                                    ------------
                                                                     378,814,423
                                                                    ------------
CONSUMER SERVICES-6.0%
BROADCASTING & CABLE-4.4%
AOL Time Warner, Inc. (a) ................            373,900         19,816,700
                                                                    ------------
CELLULAR
  COMMUNICATIONS-1.6%
Vodafone Group Plc (ADR)
  (United Kingdom) .......................            335,083          7,489,105
                                                                    ------------
                                                                      27,305,805
                                                                    ------------
UTILITY-2.2%
TELEPHONE UTILITY-2.2%
Qwest Communications
  International, Inc. ....................            306,362          9,763,757
                                                                    ------------
Total Common Stocks
  (cost $449,188,533) ....................                           415,883,985
                                                                    ------------

                                          Alliance Variable Products Series Fund
================================================================================

                                                     Principal
                                                       Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-7.9%
TIME DEPOSIT-7.9%
State Street Euro Dollar
3.25%, 7/02/01 (amortized cost
  $36,141,000) ...........................            $36,141       $ 36,141,000
                                                                    ------------
TOTAL INVESTMENTS-99.6%
  (cost $485,329,533) ....................                           452,024,985
Other assets
  less liabilities-0.4% ..................                             1,652,302
                                                                    ------------
NET ASSETS-100% ..........................                          $453,677,287
                                                                    ============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt.

      See Notes to Financial Statements.

TECHNOLOGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $485,329,533) ...........     $ 452,024,985
   Cash ..............................................................               284
   Receivable for investment securities sold .........................         2,084,481
   Dividends and interest receivable .................................            44,279
   Collateral held for securities loaned .............................        39,174,500
                                                                           -------------
   Total assets ......................................................       493,328,529
                                                                           -------------
LIABILITIES
   Payable for collateral received on securities loaned ..............        39,174,500
   Advisory fee payable ..............................................           353,313
   Accrued expenses ..................................................           123,429
                                                                           -------------
   Total liabilities .................................................        39,651,242
                                                                           -------------
NET ASSETS ...........................................................     $ 453,677,287
                                                                           =============
COMPOSITION OF NET ASSETS
   Capital stock, at par .............................................     $      22,950
   Additional paid-in capital ........................................       580,728,938
   Undistributed net investment loss .................................        (1,424,547)
   Accumulated net realized loss on investments and written options ..       (92,345,505)
   Net unrealized depreciation of investments ........................       (33,304,549)
                                                                           -------------
                                                                           $ 453,677,287
                                                                           =============

Class A Shares
   Net assets ........................................................     $ 266,233,960
                                                                           =============
   Shares of capital stock outstanding ...............................        13,447,055
                                                                           =============
   Net asset value per share .........................................     $       19.80
                                                                           =============
Class B Shares
   Net assets ........................................................     $ 187,443,327
                                                                           =============
   Shares of capital stock outstanding ...............................         9,502,452
                                                                           =============
   Net asset value per share .........................................     $       19.73
                                                                           =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

TECHNOLOGY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2001 (unaudited)
                                          Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest ...........................................................     $  1,128,938
   Dividends (net of foreign taxes withheld of $20,791) ...............          203,958
                                                                            ------------
   Total investment income ............................................        1,332,896
                                                                            ------------
EXPENSES
   Advisory fee .......................................................        2,377,071
   Distribution fee - Class B .........................................          223,420
   Custodian ..........................................................           79,902
   Printing ...........................................................           32,200
   Audit and legal ....................................................           20,162
   Administrative .....................................................           17,071
   Directors' fees ....................................................              708
   Transfer agency ....................................................              575
   Amortization of organization expenses ..............................              279
   Miscellaneous ......................................................            6,055
                                                                            ------------
   Total expenses .....................................................        2,757,443
                                                                            ------------
   Net investment loss ................................................       (1,424,547)
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investment transactions .......................      (59,611,755)
   Net realized gain on written options transactions ..................            4,417
   Net change in unrealized appreciation/depreciation of investments ..      (16,179,686)
                                                                            ------------
   Net loss on investments and written options ........................      (75,787,024)
                                                                            ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ............................     $(77,211,571)
                                                                            ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

TECHNOLOGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                                   Six Months Ended      Year Ended
                                                                                    June 30, 2001,      December 31,
                                                                                     (unaudited)            2000
                                                                                   ================    =============
INCREASE  (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ........................................................     $  (1,424,547)     $  (2,418,873)
   Net realized gain (loss) on investments and written options transactions ...       (59,607,338)         2,871,246
   Net change in unrealized appreciation/depreciation of investments ..........       (16,179,686)      (179,187,971)
                                                                                    -------------      -------------
   Net decrease in net assets from operations .................................       (77,211,571)      (178,735,598)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments
     Class A ..................................................................       (20,861,839)       (26,796,903)
     Class B ..................................................................       (14,237,221)        (3,620,556)
CAPITAL STOCK TRANSACTIONS
   Net increase ...............................................................        43,619,522        363,691,960
                                                                                    -------------      -------------
   Total increase (decrease) ..................................................       (68,691,109)       154,538,903
NET ASSETS
   Beginning of period ........................................................       522,368,396        367,829,493
                                                                                    -------------      -------------
   End of period ..............................................................     $ 453,677,287      $ 522,368,396
                                                                                    =============      =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Technology Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class

TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, exept that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $17,071 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2001.

Prior to May 1, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Effective May 1, 2000, the Adviser determined not to extend the expense limitation undertaking of the Portfolio. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2001, the Portfolio received no such waivers/reimbursements.

Broker commissions paid on investment transactions for the six months ended June 30, 2001 amounted to $94,872, of which $5,465 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

Purchases:
Stocks and debt obligations ...........................            $107,075,178
U.S. government and agencies ..........................                      -0-
Sales:
Stocks and debt obligations ...........................            $ 68,020,999
U.S. government and agencies ..........................                      -0-

At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation .........................            $ 51,843,283
Gross unrealized depreciation .........................             (85,147,832)
                                                                   ------------
Net unrealized depreciation ...........................            $(33,304,549)
                                                                   ============

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net capital losses of $27,628,421 during the fiscal year.

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2001, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase

TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the six months ended June 30, 2001 were as follows:

                                                                       Number of
                                                           Contracts   Premiums
                                                           =========  ==========
Options outstanding at beginning of period ...............     -0-    $      -0-
Options written ..........................................    960       725,496
Options terminated in closing purchase transactions ......   (960)     (725,496)
                                                             ----     ---------
Options outstanding at June 30, 2001 .....................     -0-    $      -0-
                                                             ====     =========

--------------------------------------------------------------------------------

NOTE E: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Goverment securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2001, the Portfolio had loaned securities with a value of $37,955,043 and received cash collateral of $39,174,500. For the six months ended June 30, 2001, the Portfolio received fee income of $9,908 which is included in interest income in the accompanying Statement of Operations.

--------------------------------------------------------------------------------

NOTE F: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                        ---------------------------------    ------------------------------------
                                                      SHARES                                 AMOUNT
                                        ---------------------------------    ------------------------------------
                                        Six Months Ended      Year Ended     Six Months Ended         Year Ended
                                          June 30, 2001      December 31,     June 30, 2001,         December 31,
                                           (unaudited)           2000           (unaudited)              2000
                                        ================     ============    ================       =============
Class A
Shares sold ........................        1,781,316         11,604,761        $ 43,193,907        $ 409,539,455
Shares issued in reinvestment of
   distributions ...................        1,028,183            723,654          20,861,839           26,796,903
Shares redeemed ....................       (3,132,260)        (9,194,037)        (73,247,274)        (317,248,828)
                                           ----------        -----------        ------------        -------------
Net increase (decrease) ............         (322,761)         3,134,378        $ (9,191,528)       $ 119,087,530
                                           ==========        ===========        ============        =============

Class B
Shares sold ........................        3,290,768          7,287,563        $ 75,208,598        $ 257,858,554
Shares issued in reinvestment of
   distributions ...................          704,116             97,853          14,237,221            3,620,556
Shares redeemed ....................       (1,672,367)          (513,421)        (36,634,769)         (16,874,680)
                                           ----------        -----------        ------------        -------------
Net increase .......................        2,322,517          6,871,995        $ 52,811,050        $ 244,604,430
                                           ==========        ===========        ============        =============

                                          Alliance Variable Products Series Fund
================================================================================

NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2001.

TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                         ---------------------------------------------------------------------------------------
                                                                                 CLASS A
                                         ---------------------------------------------------------------------------------------
                                           Six Months                                                               January 31,
                                             Ended                       Year Ended December 31,                     1996(a) to
                                         June 30, 2001    ====================================================      December 31,
                                          (unaudited)       2000           1999           1998           1997           1996
                                         =============    ========       ========       ========       =======      ============
Net asset value, beginning of period ...   $  24.95       $  33.61       $  19.17       $  11.72       $ 11.04        $ 10.00
                                           --------       --------       --------       --------       -------        -------
Income From Investment Operations
Net investment income (loss) (b) .......       (.06)          (.14)(c)       (.09)(c)       (.04)(c)       .02(c)         .11(c)
Net realized and unrealized gain
  (loss) on investment transactions ....      (3.42)         (6.40)         14.57           7.51           .69            .93
                                           --------       --------       --------       --------       -------        -------
Net increase (decrease) in net asset
  value from operations ................      (3.48)         (6.54)         14.48           7.47           .71           1.04
                                           --------       --------       --------       --------       -------        -------
Less: Dividends and Distributions
Dividends from net investment income ...         -0-            -0-            -0-          (.02)         (.03)            -0-
Distributions from net realized gains ..      (1.67)         (2.12)          (.04)            -0-           -0-            -0-
                                           --------       --------       --------       --------       -------        -------
Total dividends and distributions ......      (1.67)         (2.12)          (.04)          (.02)         (.03)            -0-
                                           --------       --------       --------       --------       -------        -------
Net asset value, end of period .........   $  19.80       $  24.95       $  33.61       $  19.17       $ 11.72        $ 11.04
                                           ========       ========       ========       ========       =======        =======
Total Return
Total investment return based
  on net asset value (d) ...............     (14.13)%       (21.52)%        75.71%         63.79%         6.47%         10.40%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ......................   $266,234       $343,601       $357,480       $130,602       $69,240        $28,083
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements .................       1.07%(e)       1.02%           .95%           .95%          .95%           .95%(e)
  Expenses, before waivers
    and reimbursements .................       1.07%(e)       1.06%          1.12%          1.20%         1.19%          1.62%(e)
  Net investment income (loss) .........       (.50)%(e)      (.38)%(c)      (.39)%(c)      (.30)%(c)      .16%(c)       1.17%(c)(e)
Portfolio turnover rate ................         16%            61%            64%            63%           46%            22%

--------------------------------------------------------------------------------

See footnote summary on page 13.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          -------------------------------------------------
                                                                                               CLASS B
                                                                          -------------------------------------------------
                                                                            Six Months          Year          September 22,
                                                                              Ended            Ended            1999(f) to
                                                                          June 30, 2001     December 31,       December 31,
                                                                           (unaudited)          2000               1999
                                                                          =============     ============       ============
Net asset value, beginning of period ...............................       $     24.90       $     33.61       $     23.59
                                                                           -----------       -----------       -----------
Income From Investment Operations
Net investment loss (b) ............................................              (.08)             (.21)(c)          (.05)(c)
Net realized and unrealized gain (loss) on investment transactions .             (3.42)            (6.38)            10.07
                                                                           -----------       -----------       -----------
Net increase (decrease) in net asset value from operations .........             (3.50)            (6.59)            10.02
                                                                           -----------       -----------       -----------
Less: Dividends and Distributions
Dividends from net investment income ...............................                -0-               -0-               -0-
Distributions from net realized gains ..............................             (1.67)            (2.12)               -0-
                                                                           -----------       -----------       -----------
Total dividends and distributions ..................................             (1.67)            (2.12)               -0-
                                                                           -----------       -----------       -----------
Net asset value, end of period .....................................             19.73       $     24.90       $     33.61
                                                                           ===========       ===========       ===========
Total Return
Total investment return based on net asset value (d) ...............            (14.24)%          (21.68)%           42.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........................       $   187,443       $   178,768       $    10,350
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....................              1.32%(e)          1.31%             1.20%(e)
   Expenses, before waivers and reimbursements .....................              1.32%(e)          1.33%             1.52%(e)
   Net investment loss .............................................              (.75)%(e)         (.66)%(c)         (.64)%(c)(e)
Portfolio turnover rate ............................................                16%               61%               64%

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f)   Commencement of distribution.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Matthew Bloom, Vice President
Thomas J. Borders, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
F. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Gregory R. Sawers, Vice President
Kevin F. Simms, Vice President
Kenneth D. Smalley, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.


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